UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21154

        Nuveen Connecticut Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 3 (NGO)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.7% (2.5% of Total Investments)
$ 2,405	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$2,255,361
	Series 2002, 5.375%, 5/15/33

	Education and Civic Organizations – 11.4% (7.6% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	AAA	939,800
	Series 2007G, 4.500%, 7/01/37 – MBIA Insured
650	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	AA	633,003
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	AA	140,025
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
285	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Kent School, Series	1/15 at 100.00	Aaa	303,596
	2004D, 5.000%, 7/01/15 – MBIA Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	Aaa	435,708
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	AA	795,128
	Hartford, Series 2002E, 5.500%, 7/01/22 – RAAI Insured
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,527,075
	Series 2002W, 5.125%, 7/01/27
250	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	AA	241,738
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
850	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AAA	900,694
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AAA	512,148
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	AAA	527,380
	11/15/22 – FGIC Insured

6,825	Total Education and Civic Organizations			6,956,295

	Health Care – 8.8% (5.9% of Total Investments)
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	AA	513,700
	Series 2002B, 5.500%, 7/01/21 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,	7/15 at 100.00	Aa3	802,520
	Series 2005B, 5.000%, 7/01/20 – RAAI Insured
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	AA	304,488
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
2,130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aaa	2,173,303
	Series 2006, 5.000%, 7/01/32 – FSA Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Aaa	205,476
	Series 1999G, 5.000%, 7/01/18 – MBIA Insured
1,325	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	AAA	1,353,859
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

5,265	Total Health Care			5,353,346

	Housing/Multifamily – 2.8% (1.9% of Total Investments)
1,000	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	956,900
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
750	Stamford Housing Authority, Connecticut, Multifamily Housing Revenue Bonds, Fairfield Apartments,	No Opt. Call	A–	755,175
	Series 1998, 4.750%, 12/01/28 (Mandatory put 12/01/08) (Alternative Minimum Tax)

1,750	Total Housing/Multifamily			1,712,075

	Housing/Single Family – 4.4% (2.9% of Total Investments)
750	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	11/10 at 100.00	AAA	752,445
	5.450%, 11/15/43 (Alternative Minimum Tax)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
435	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	413,054
465	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	440,439
1,100	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	1,082,510
	4.650%, 11/15/27

2,750	Total Housing/Single Family			2,688,448

	Industrials – 3.4% (2.2% of Total Investments)
2,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Baa2	2,042,180
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 13.1% (8.7% of Total Investments)
500	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	510,595
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
600	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	10/07 at 102.00	BBB–	616,818
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
	Connecticut Development Authority, Revenue Bonds, Duncaster Inc., Series 2002:
650	5.125%, 8/01/22 – RAAI Insured	8/12 at 101.00	AA	651,281
1,025	4.750%, 8/01/32 – RAAI Insured	8/12 at 101.00	AA	920,071
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families
	and Children Inc., Series 2002A:
430	5.000%, 7/01/18 – AMBAC Insured	7/12 at 101.00	AAA	449,079
475	5.000%, 7/01/20 – AMBAC Insured	7/12 at 101.00	AAA	491,991
260	5.000%, 7/01/23 – AMBAC Insured	7/12 at 101.00	AAA	266,588
1,000	5.000%, 7/01/32 – AMBAC Insured	7/12 at 101.00	AAA	1,013,050
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
1,000	5.000%, 6/15/22 – AMBAC Insured	6/12 at 101.00	AAA	1,033,040
1,500	5.000%, 6/15/32 – AMBAC Insured	6/12 at 101.00	AAA	1,522,305
500	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	477,270
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

7,940	Total Long-Term Care			7,952,088

	Tax Obligation/General – 31.8% (21.2% of Total Investments)
	Bethel, Connecticut, General Obligation Bonds, Series 2002:
525	5.000%, 11/01/18 – FGIC Insured	11/12 at 100.00	Aaa	548,137
525	5.000%, 11/01/19 – FGIC Insured	11/12 at 100.00	Aaa	547,990
525	5.000%, 11/01/20 – FGIC Insured	11/12 at 100.00	Aaa	546,152
525	5.000%, 11/01/21 – FGIC Insured	11/12 at 100.00	Aaa	544,493
525	5.000%, 11/01/22 – FGIC Insured	11/12 at 100.00	Aaa	538,897
2,470	Connecticut State, General Obligation Bonds, Series 2007B, 5.000%, 5/01/16	No Opt. Call	AA	2,652,631
1,200	Connecticut, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	1,225,692
700	Connecticut, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	730,961
450	Farmington, Connecticut, General Obligation Bonds, Series 2002, 5.000%, 9/15/20	9/12 at 101.00	Aa1	471,614
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
600	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	624,966
400	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	389,396
	New Canaan, Connecticut, General Obligation Bonds, Series 2002A:
950	4.500%, 5/01/19	5/11 at 100.00	Aaa	957,999
900	4.600%, 5/01/20	5/11 at 100.00	Aaa	908,928
500	4.700%, 5/01/21	5/11 at 100.00	Aaa	506,200
1,000	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	AAA	1,072,720
	Southbury, Connecticut, General Obligation Bonds, Series 2002:
500	4.250%, 12/15/14	12/11 at 101.00	Aa3	509,850
500	4.375%, 12/15/15	12/11 at 101.00	Aa3	511,130
500	4.375%, 12/15/16	12/11 at 101.00	Aa3	509,455
500	4.500%, 12/15/17	12/11 at 101.00	Aa3	510,255
500	4.625%, 12/15/18	12/11 at 101.00	Aa3	510,790
500	4.625%, 12/15/19	12/11 at 101.00	Aa3	508,175
500	4.875%, 12/15/20	12/11 at 101.00	Aa3	514,515
500	4.875%, 12/15/21	12/11 at 101.00	Aa3	512,845
500	5.000%, 12/15/22	12/11 at 101.00	Aa3	514,460
	Stratford, Connecticut, General Obligation Bonds, Series 2002:
1,375	4.000%, 2/15/19 – FSA Insured	2/12 at 100.00	AAA	1,346,744
630	4.125%, 2/15/20 – FSA Insured	2/12 at 100.00	AAA	616,764
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	529,975

18,800	Total Tax Obligation/General			19,361,734

	Tax Obligation/Limited – 20.0% (13.4% of Total Investments)
930	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue	7/16 at 100.00	AAA	939,533
	Bonds, Series 2006F, 5.000%, 7/01/36 – AGC Insured
60	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1992B,	No Opt. Call	AA	64,969
	6.125%, 9/01/12
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,810	5.000%, 12/01/20 – AMBAC Insured	12/12 at 100.00	AAA	2,923,748
1,000	5.000%, 12/01/21 – AMBAC Insured	12/12 at 100.00	AAA	1,030,620
1,000	5.000%, 12/01/22 – AMBAC Insured	12/12 at 100.00	AAA	1,026,840
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AAA	513,335
	5.000%, 1/01/23 – FGIC Insured
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	AAA	1,086,580
	7/01/31 – AMBAC Insured
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
780	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	AAA	226,933
2,120	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	AAA	586,583
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2002G:
890	5.250%, 7/01/17	7/12 at 100.00	BBB–	920,020
1,000	5.250%, 7/01/20	7/12 at 100.00	BBB–	1,031,530
1,045	5.250%, 7/01/21	7/12 at 100.00	BBB–	1,075,671
750	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	10/08 at 101.00	BBB	753,653
	Loan Note, Series 1998A, 5.500%, 10/01/22

13,885	Total Tax Obligation/Limited			12,180,015

	Transportation – 0.7% (0.6% of Total Investments)
415	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	AAA	456,786
	5.375%, 12/01/15 – AMBAC Insured

	U.S. Guaranteed – 30.4% (20.2% of Total Investments) (4)
500	Bridgeport, Connecticut, General Obligation Bonds, Series 2003A, 5.250%, 9/15/23 (Pre-refunded	9/13 at 100.00	AAA	539,765
	9/15/13) – FSA Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/11 at 100.00	AAA	1,677,143
	University System, Series 2002D-2, 5.000%, 11/01/21 (Pre-refunded 11/01/11) – FSA Insured
3,100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/11 at 101.00	AAA	3,270,156
	Series 2001G, 5.000%, 7/01/21 (Pre-refunded 7/01/11) – AMBAC Insured
1,000	Connecticut, General Obligation Bonds, Series 2002A, 5.000%, 4/15/21 (Pre-refunded 4/15/12)	4/12 at 100.00	AA (4)	1,057,120
400	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2001A,	10/11 at 100.00	AAA	417,216
	4.800%, 10/01/18 (Pre-refunded 10/01/11) – FSA Insured
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	11/11 at 101.00	AAA	42,654
	Insured (ETM)
3,050	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	3,213,083
	(Pre-refunded 7/01/10) – FSA Insured
3,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	3,148,169
	5.500%, 10/01/40
2,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 1997A,	1/08 at 101.00	AAA	2,028,560
	5.000%, 7/01/28 (Pre-refunded 1/01/08) – AMBAC Insured
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	AAA	1,080,064
	5.125%, 6/01/24 – AMBAC Insured (ETM)
	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
570	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	Aaa	612,995
195	5.500%, 8/01/29 (Pre-refunded 2/01/12)	2/12 at 100.00	BBB– (4)	209,134
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AAA	1,173,139
	(Pre-refunded 2/15/13) – MBIA Insured

17,560	Total U.S. Guaranteed			18,469,198

	Utilities – 3.4% (2.2% of Total Investments)
720	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	10/08 at 102.00	Baa1	741,110
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
1,000	5.500%, 1/01/14 (Alternative Minimum Tax)	1/08 at 100.00	BBB	1,000,390
305	5.500%, 1/01/20 (Alternative Minimum Tax)	1/08 at 100.00	BBB	305,119

2,025	Total Utilities			2,046,619

	Water and Sewer – 16.0% (10.7% of Total Investments)
765	Connecticut Development Authority, Water Facilities Revenue Bonds, Bridgeport Hydraulic	9/07 at 101.00	N/R	773,354
	Company, Series 1996, 6.000%, 9/01/36 (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,255,745
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,230	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AAA	1,261,955
640	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AAA	654,432
230	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005,	7/15 at 100.00	Ba2	237,146
	6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
2,050	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AAA	2,131,795
1,140	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AAA	1,165,411
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	AAA	1,902,118
	Series, 2007A, 5.000%, 8/01/30 – MBIA Insured
350	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	354,442
	2003A, 5.000%, 11/15/32

9,430	Total Water and Sewer			9,736,398

$ 91,050	Total Investments (cost $91,039,833) – 149.9%			91,210,543

	Other Assets Less Liabilities – 2.7%			1,641,835

	Preferred Shares, at Liquidation Value – (52.6)%			(32,000,000)

	Net Assets Applicable to Common Shares – 100%			$60,852,378

Forward Swaps outstanding at August 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

Morgan Stanley	$1,200,000	Pay	3-Month USD-LIBOR	5.559%	Semi-Annually	4/23/08	4/23/23	$22,826
Royal Bank
of Canada	1,400,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	29,597

								$52,423

USD-LIBOR (United States Dollar – London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

The Fund may invest in “zero coupon” securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Tax-exempt income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. Such securities are included in the
Portfolio of Investments with a 0.000% coupon rate in their description. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
N/R	Not rated.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $91,123,825.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$ 1,216,866
Depreciation	(1,130,148)

Net unrealized appreciation (depreciation) of investments	$ 86,718

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.